REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details)	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2020 USD ($)	Dec. 31, 2019 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value	$ 120,404,613			$ 119,151,495		$ 112,985,419
Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption	116,150,000	$ 116,150,000
Accumulated deficit	(13,878,741)	(4,918,585)		(1,470)
Total Stockholders' Deficit	$ (13,878,396)	(4,918,240)	$ 22,390	$ (1,470)	$ 0
Class A Common Stock | Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redemption value per share | $ / shares	10.10
Minimum net tangible assets	$ 5,000,001
Minimum stockholders' equity	5,000,001
Common stock, value	58	58
Class B Common Stock | Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value	$ 287	287
As previously reported | Restatement of redeemable common stock as temporary equity | Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		106,231,750
Additional paid-in capital		6,606,539
Accumulated deficit		(1,606,972)
Total Stockholders' Deficit		5,000,010
As previously reported | Restatement of redeemable common stock as temporary equity | Class A Common Stock | Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value		156
As previously reported | Restatement of redeemable common stock as temporary equity | Class B Common Stock | Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value		287
Adjustment | Restatement of redeemable common stock as temporary equity | Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		9,918,249
Additional paid-in capital		(6,606,539)
Accumulated deficit		(3,311,613)
Total Stockholders' Deficit		(9,918,250)
Adjustment | Restatement of redeemable common stock as temporary equity | Class A Common Stock | Aldel Financial Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value		$ (98)